Stock Compensation Plan (Schedule of Fair Value of Employee Stock Options Estimated Using Weighted-average Valuation Assumptions) (Detail) - Stock Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	44.50%	43.10%
Expected term (years)	6 years 7 days	6 years 14 days
Risk-free interest rate	2.20%	2.65%